Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are past due
Trade receivables	$ 632	$ 516
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	19	34
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	14	28
Three to six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	4	1
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	$ 1	$ 5